5. STOCKHOLDERS' EQUITY (Details) (USD $)	9 Months Ended
Sep. 30, 2012
Equity [Abstract]
Outstanding beginning balance, Shares	6,862,167
Granted, Shares	82,500
Exercised, Shares	(231,461)
Expired, Shares	(144,000)
Outstanding ending balance, Shares	6,569,206
Vested and exercisable ending balance	4,921,215
Weighted average exercise price
Outstanding beginning balance, Weighted average exercise price	$ 0.70
Granted, Weighted average exercise price	$ 0.80
Exercised, Weighted average exercise price	$ 0.27
Expired, Weighted average exercise price	$ 2.87
Outstanding ending balance, Weighted average exercise price	$ 0.67
Vested and exercisable ending balance	$ 0.48